Average Annual Total Returns - Class I Shares - Alger Mid Cap Focus Fund - I	Class I Inception Date	Class I Return Before Taxes 1 Year	Class I Return Before Taxes Since Inception	Class I Return After Taxes on Distributions 1 Year	Class I Return After Taxes on Distributions Since Inception	Class I Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class I Return After Taxes on Distributions and Sale of Fund Shares Since Inception	1 Year	Since Inception
Total	Jun. 14, 2019	84.35%	51.74%	83.47%	51.27%	50.09%	40.24%	35.59%	29.17%